Project advances - Summary of Project Advances Receivable Explanatory (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Project Advances [Abstract]
Current	$ 5,693	$ 3,199
Non-current	947	736
Project advances	$ 6,640	$ 3,935